Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of material related party transactions

		For the year ended December 31,
		2023	2024	2025
		RMB	RMB	RMB	US$
Services received from:	(i)
Kingsoft Group		14,248	12,243	12,679	1,813
Tencent Group		13,293	19,444	38,350	5,484
OrionStar Group		2,324	—	—	—
Services provided to:	(ii)
Tencent Group		9,565	6,668	52,832	7,555
OrionStar Group		2,402	—	—	—
Pixiu Group		972	1,220	1,134	162
Live.me Group		35,006	27,531	3,594	514
Sales of products and equipment:
Others		—	17,726	2,246	321
Loans and interest received from :
Pixiu Group	(iii)	1,458	1,519	6,369	911
Loans and interest repaid to:
Others		—	—	49,693	7,106
Purchase of equity interests from:
Kingsoft Group	(iv)	—	—	14,515	2,076

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including cloud services, leasing, license and other miscellaneous services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion, distribution and cloud services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
(iii)
The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which the original expiration date was January 2022 and renewed annually after 2022. The expiration date for the remaining principal balance is extended to November 2026.
(iv)
During the year ended December 31, 2025, Kingsoft Japan, a subsidiary of the Group, repurchased equity interests in Kingsoft Japan from Kingsoft Group for a cash consideration of RMB14,515 (US$2,076). The transaction did not result in a change of control.

Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB	US$
Balance as of January 1	35,582	36,847	5,269
Addition/(Reverse)	1,128	(102)	(15)
Foreign Exchange effect	137	(83)	(12)
Total	36,847	36,662	5,242

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2024	2025
	RMB	RMB	US$
Live.me Group	11,877	—	—
Tencent Group	40,481	50,516	7,224
Pixiu Group	21,839	17,245	2,466
Kingsoft Group	6,455	5,716	817
Other related parties	26,282	21,344	3,052
Total	106,934	94,821	13,559

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2024	2025
	RMB	RMB	US$
Tencent Group	12,570	9,554	1,366
Kingsoft Group	2,662	3,461	495
Other related parties(i)	54,374	5,598	801
Total	69,606	18,613	2,662

(i)
As of December 31, 2025, amounts due to other related parties primarily consisted of gaming revenue share payables. The decrease in the balance as compared to the prior year end was attributable to the repayment by Beijing OrionStar of a RMB49,693 (US$7,106) convertible loan to Mr. Sheng Fu, chief executive officer and director of the Group.